Other non-operating expense (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non Operating Expense [Abstract]
Government grants	$ 0	$ 0	$ (93)
Restructuring charges	128	4,519	2,784
Impairment of intangible assets	597	0	6,521
Acquisition costs and other	197	712	1,148
Other non-operating expense	$ 922	$ 5,231	$ 10,360